Prepayment and Other Current Assets - Schedule of Prepayment and Other Current Assets (Details)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Schedule of Other Current Assets [Abstract]
Deferred IPO costs			$ 8,148,021
Prepayments	24,384,141	3,139,171	12,021,838
Others	3,589	462	55,863
Total	$ 24,387,730	$ 3,139,633	$ 20,225,722